Multi-Employer Plans (Detail) (Multiemployer Plans, Pension, IAM National Pension Plan, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Multiemployer Plans [Line Items]
EIN/ Pension Plan Number	51-6031295 - 002
Pension Protection Act Zone Status (2012 and 2011)	Green	[1]
FIP/RP Status Pending/Implemented	No
United's Contributions	$ 350
Surcharge Imposed	No
United Airlines, Inc.
Multiemployer Plans [Line Items]
United's Contributions	$ 36		$ 34

[1]	Plans in the green zone are at least 80 percent funded.